Other financial information - Financial risk management (Details) € in Thousands	Aug. 31, 2026 Y	Jul. 09, 2026 shares	Jun. 30, 2026 EUR (€)	Jun. 12, 2026 EUR (€)	Jun. 02, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	May 16, 2022 EUR (€)
Issuance of warrants | New EIB Warrants
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares		15,677,573
Chief Operating Officer | Appointment of Officer
Disclosure of detailed information about borrowings [line items]
Experience in pharmaceutical industry | Y	30
EIB loan
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 50,000
Lenders' senior secured debt
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 130,000
Lenders' Tranche A and B
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 75,000
Minimum equity financing amount					90,000
Lenders' Tranche A
Disclosure of detailed information about borrowings [line items]
Notional amount				35,000	35,000
Lenders' Tranche B
Disclosure of detailed information about borrowings [line items]
Notional amount				40,000	40,000
Lenders' Tranche C
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 55,000	55,000	55,000
Minimum equity financing amount			100,000	100,000
Maximum uncommitted financing amount				55,000
Additional Lenders' Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 20,000	€ 20,000
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			49,250			€ 64,812
Less than 1 year | Bank borrowings including interests
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			11,803			33,429
Less than 1 year | Accrued interest payable on loans
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			624			597
Less than 1 year | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			2,100			2,031
Less than 1 year | Trade payables
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			34,532			26,017
Less than 1 year | Other miscellaneous payables
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			190			2,738
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			67,278			38,211
Between 1 and 3 years | Bank borrowings including interests
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			52,047			29,197
Between 1 and 3 years | Accrued interest payable on loans
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows						1,867
Between 1 and 3 years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			783			661
Between 1 and 3 years | Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			14,448			6,485
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			97,697			46,707
Between 3 and 5 years | Bank borrowings including interests
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			38,882			1,558
Between 3 and 5 years | Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			58,814			45,150
More than 5 years
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			463,578			485,206
More than 5 years | Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows			€ 463,578			€ 485,206